Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income (loss)	$ 3,914	$ (18,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	48,579	46,975
Stock-based compensation	13,814	10,851
Deferred income taxes	(13,440)	(9,393)
Change in fair value of earn-out obligations	(6,867)
Excess tax benefit from stock options	(582)	(986)
Other non-cash items	419	(122)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	(13,126)	(19,099)
Inventories	(29,696)	(9,706)
Net investment in sales-type leases	(1,744)	(1,887)
Other receivables and prepaid expenses	(6,335)	399
Other non-current assets	(413)	(110)
Accounts payable	3,234	(11,035)
Other current liabilities	8,152	923
Unearned revenues	6,956	5,816
Other non-current liabilities	(3,247)	3,442
Net cash provided by (used in) operating activities	9,618	(2,200)
Cash flows from investing activities
Change in short-term bank deposits, net	124,748	20,063
Purchase of property, plant and equipment	(23,509)	(9,909)
Cash paid for acqusitions	(12,042)
Acquisition of intangible assets	(2,147)	(611)
Proceeds from sales of marketable securities	1,634
Proceeds from sale of property, plant and equipment	219
Other investing activities	(300)	38
Net cash provided by investing activities	88,603	9,581
Cash flows from financing activities
Payment of earn-out obligations	(10,795)
Proceeds from exercise of stock options	2,387	5,988
Acquisition of non controlling interest	(2,170)
Excess tax benefit from stock options	582	986
Net cash (used in) provided by financing activities	(9,996)	6,974
Effect of exchange rate changes on cash and cash equivalents	1	(120)
Net change in cash and cash equivalents	88,226	14,235
Cash and cash equivalents, beginning of period	414,088	133,826
Cash and cash equivalents, end of period	502,314	148,061
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	148	83
Transfer of inventory to fixed assets	$ 4,096	$ 3,068